Financial Statements Schedule I	12 Months Ended
Dec. 31, 2011
Financial Statements Schedule I
Financial Statements Schedule I

Appendix 1

Major Subsidiaries of CSI

        The following table sets forth information concerning CSI's major subsidiaries:

Subsidiary	Place and date of Incorporation	Attributable Equity Interest Held	Principal Activity
CSI Solartronics(Changshu) Co., Ltd.	PRC November 23, 2001	100%	Developing solar power project
CSI Solar Technologies Inc.	PRC August 8, 2003	100%	Research and developing solar modules
CSI Solar Manufacture Inc.	PRC January 7, 2005	100%	Production of solar modules
CSI Solar New Energy (Suzhou) Co., Ltd.	PRC December 7, 2005	100%	Production of solar modules
Canadian Solar Manufacturing (Luoyang) Inc.	PRC February 24, 2006	100%	Manufacture of solar modules, ingots and wafers
Canadian Solar Manufacturing (Changshu) Inc.	PRC August 1, 2006	100%	Production of solar modules
CSI Cells Co., Ltd.	PRC August 23, 2006	100%	Manufacture of solar cells
Canadian Solar (USA) Inc.	USA June 8, 2007	100%	Sales and marketing of modules
CSI Project Consulting GmbH	Germany May 26, 2009	70%	Developing solar power project
Canadian Solar Japan K.K.	Japan June 21, 2009	90.67%	Sales and marketing of modules
Canadian Solar Solutions Inc.	Canada June 22, 2009	100%	Developing solar power project
CSI Solar Power (China) Inc.	PRC July 7, 2009	100%	Investment holding
Canadian Solar EMEA GmbH	Germany August 21, 2009	100%	Sales and marketing of modules
Canadian Solar Manufacturing (Ontario) Inc.	Canada June 30, 2010	100%	Production of solar modules
Canadian Solar (Australia) Pty., Ltd.	Australia February 3, 2011	100%	Sales and marketing of modules
Canadian Solar International Ltd.	Hong Kong March 25, 2011	100%	Sales and marketing of modules
Canadian Solar O&M (Ontraio) Inc.	Canada May 10, 2011	100%	Developing solar power project
SunE Sky GP First Light III Ltd.	Canada May 24, 2011	100%	Developing solar power project
SunE Sky First Light III LP	Canada May 24, 2011	100%	Developing solar power project
CSI-Cenergy Holdings, LLC	USA July 27, 2011	62.5%	Developing solar power project
Suzhou Sanysolar Materials Technology Co., Ltd.	PRC August 17, 2011	80%	Production of solar module materials
Canadian Solar South East Asia Pte., Ltd.	Singapore September 19, 2011	100%	Sales and marketing of modules

Additional
Information—Financial Statements Schedule I

Canadian Solar Inc.

        Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented as the restricted net assets of Canadian Solar Inc.'s consolidated and unconsolidated subsidiaries not available for distribution to Canadian Solar Inc. as of December 31, 2011 of $354,035,695, exceeded the 25% threshold.

        These financial statements have been prepared in conformity with accounting principles generally accepted in the United States except that the equity method has been used to account for investments in subsidiaries.

Financial

Information of Parent Company

Balance Sheets

	December 31, 2010	December 31, 2011
	(In U.S. dollars, except share and per share data)
ASSETS
Current assets:
Cash and cash equivalents	17,834,643	7,924,686
Restricted cash	31,626,334	5,731,365
Accounts receivable, net of allowance for doubtful accounts of $6,080,501 and $871,385 at December 31, 2010 and 2011, respectively	108,939,196	9,325,500
Inventories	30,423,199	12,824,582
Advances to suppliers, net of allowance for doubtful accounts of $17,511 and $6,059,306 at December 31, 2010 and 2011, respectively	4,069,236	—
Amounts due from related parties	108,899,314	85,731,327
Deferred tax assets	1,723,766	1,279,033
Prepaid expenses and other current assets	9,411,569	3,011,995

Total current assets	312,927,257	125,828,488
Advances to suppliers, net of allowance for doubtful accounts of nil and $11,365,975 at December 31, 2010 and 2011, respectively	13,946,324	—
Investment in subsidiaries	422,256,208	399,437,561
Deferred tax assets	9,648,202	9,708,590
Amount due from related parties	—	150,000,000
Other non-current assets	5,801,542	14,972,773

TOTAL ASSETS	764,579,533	699,947,412

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	10,087,952	4,025
Amounts due to related parties	160,239,600	177,769,708
Other current liabilities	20,574,458	11,323,481

Total current liabilities	190,902,010	189,097,214
Accrued warranty costs	26,984,958	32,401,893
Convertible notes	905,816	950,301
Liability for uncertain tax positions	11,460,330	11,564,233

TOTAL LIABILITIES	230,253,114	234,013,641

Equity:
Common shares—no par value: unlimited authorized shares, 42,893,044 and 43,155,767 shares issued and outstanding at December 31, 2009 and 2010, respectively	501,145,991	502,402,939
Additional paid-in capital	(57,392,283)	(53,331,445)
Retained earnings(Accumulated deficit)	62,110,767	(28,693,433)
Accumulated other comprehensive income	28,461,944	45,555,710

Total equity	534,326,419	465,933,771

TOTAL LIABILITIES AND EQUITY	764,579,533	699,947,412

Financial

Information of Parent Company

Statements of Operations

	Years Ended December 31
	2009	2010	2011
	(In U.S. dollars, except share and per share data)
Net revenues	602,999,324	1,248,400,119	829,016,524
Cost of revenues	591,746,362	1,201,713,356	792,643,306

Gross profit	11,252,962	46,686,763	36,373,218

Operating expenses:
Selling expenses	8,510,250	10,057,347	10,411,256
General and administrative expenses	17,258,546	13,355,609	13,461,891
Research and development expenses	664,102	792,509	1,255,945

Total operating expenses	26,432,898	24,205,465	25,129,092

Profit (loss) from operations	(15,179,936)	22,481,298	11,244,126
Other income (expenses):
Interest expense	(140,314)	(296,678)	(267,979)
Interest income	2,153,462	933,372	474,886
Investment loss	—	(3,000,000)	—
Foreign exchange gain	4,281,909	830,602	3,261,933

Profit (loss) before income taxes and equity in earnings of subsidiaries	(8,884,879)	20,948,594	14,712,966
Income tax expense	(1,576,793)	(9,956,513)	(6,742,827)
Equity in earnings(loss) of subsidiaries	33,107,556	39,576,838	(98,777,339)

Net Income (loss)	22,645,884	50,568,919	(90,804,200)

Financial

Information of Parent Company

Statements of Cash Flows

	Years Ended December 31,
	2009	2010	2011
	(In U.S. dollars)
Operating activities:
Net Income (loss)	22,645,884	50,568,919	(90,804,200)
Depreciation and amortization	5,450	5,888	5,864
Allowance for doubtful debts	8,208,800	(7,327,386)	5,829,275
Investment loss	—	3,000,000	—
Amortization of discount on debt	35,638	39,816	44,485
Equity in earnings (loss) of subsidiaries	(33,107,556)	(39,576,838)	98,774,339
Share-based compensation	5,436,350	3,876,671	4,060,838
Changes in operating assets and liabilities:
Inventories	(29,306,391)	2,140,423	17,598,617
Accounts receivable	(105,141,401)	37,753,416	99,826,223
Amounts due from related parties	(9,102,961)	(16,299,621)	(126,832,013)
Advances to suppliers	(7,248,785)	2,752,935	11,973,762
Other current assets	(327,630)	(4,195,539)	6,399,566
Other non-current assets	—	(5,786,798)	(9,177,091)
Accounts payable	6,026,101	3,937,109	(10,083,933)
Advances from customers	1,713,862	130,350	(216,370)
Amounts due to related parties	139,080,262	(23,827,298)	17,530,108
Accrued warranty costs	5,618,662	11,874,837	5,416,935
Other current liabilities	3,900,397	10,848,840	(9,034,605)
Liability for uncertain tax positions	2,001,087	755,415	103,902
Deferred taxes	(3,213,988)	392,598	384,345

Net cash provided by operating activities	7,223,781	31,063,737	21,800,047

Investing activities:
Decrease (increase) in restricted cash	(150,000)	(31,476,334)	25,894,969
Investment in subsidiaries	(74,120,415)	(45,851,545)	(75,955,691)
Purchases of property, plant and equipment	(3,497)	(1,172)	—

Net cash used in investing activities	(74,273,912)	(77,329,051)	(50,060,722)

Financing activities:
Proceeds from issuance of common shares	103,349,924	—	—
Issuance costs paid for common shares offering	(538,581)	—	—
Proceeds from exercise of stock options	674,424	823,560	1,256,948

Net cash provided by financing activities	103,485,767	823,560	1,256,948

Effect of exchange rate changes	210,504	13,340,647	17,093,770

Net increase (decrease) in cash and cash equivalents	36,646,140	(32,101,107)	(9,909,957)
Cash and cash equivalents at the beginning of the year	13,289,610	49,935,750	17,834,643

Cash and cash equivalents at the end of the year	49,935,750	17,834,643	7,924,686

Supplemental disclosure of cash flow information:
Interest paid	104,676	296,678	223,495
Income taxes paid	1,680,672	5,204,641	13,575,821